Schedule of Investments (unaudited) July 31, 2020	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 112.9%
Government National Mortgage Association
2.50%, 01/15/28	$6	$6,732
2.50%, 02/20/28	13	13,549
2.50%, 01/20/31	208	219,342
2.50%, 07/20/35	3,177	3,365,830
2.50%, 04/20/43	26	27,941
2.50%, 12/20/46	3,201	3,406,062
2.50%, 01/20/47	324	344,767
2.50%, 08/01/50(a)	29,642	31,305,736
3.00%, 07/15/27	9	9,849
3.00%, 09/15/27	12	13,012
3.00%, 01/20/31	271	284,151
3.00%, 07/20/31	438	461,071
3.00%, 02/20/32	359	377,688
3.00%, 09/15/42	7	7,209
3.00%, 10/15/42	57	60,314
3.00%, 01/20/43	689	736,570
3.00%, 07/15/43	114	120,759
3.00%, 09/20/43	1,442	1,543,713
3.00%, 01/15/44	2,716	2,885,204
3.00%, 08/20/44	789	838,217
3.00%, 05/20/45	763	808,645
3.00%, 07/20/45	203	215,768
3.00%, 10/20/45	327	346,639
3.00%, 11/20/45	5,071	5,376,587
3.00%, 02/20/46	1,127	1,195,584
3.00%, 04/20/46	3,780	4,005,766
3.00%, 05/20/46	935	990,813
3.00%, 06/20/46	1,078	1,142,211
3.00%, 07/20/46	1,683	1,783,044
3.00%, 08/20/46	10,839	11,484,260
3.00%, 09/20/46	1,387	1,469,876
3.00%, 12/15/46	319	336,605
3.00%, 12/20/46	1,188	1,258,804
3.00%, 02/15/47	264	279,223
3.00%, 02/20/47	1,260	1,335,233
3.00%, 06/20/47	163	172,805
3.00%, 07/20/47	2,949	3,119,959
3.00%, 12/20/47	1,887	1,996,445
3.00%, 01/20/48	2,687	2,841,941
3.00%, 02/20/48	142	150,409
3.00%, 01/20/50	3,023	3,196,425
3.00%, 02/20/50	3,039	3,219,824
3.00%, 04/20/50	29,287	31,025,401
3.00%, 07/20/50	28,625	30,324,045
3.00%, 08/01/50(a)	52,338	55,334,211
3.50%, 02/15/26	5	5,499
3.50%, 11/15/26	4	4,086
3.50%, 02/20/27	11	11,641
3.50%, 01/20/31	81	84,837
3.50%, 07/20/32	250	262,734
3.50%, 09/15/41	9	9,865
3.50%, 09/15/42	25	27,885
3.50%, 09/20/42	244	263,969
3.50%, 10/15/42	11	12,005
3.50%, 10/20/42	576	623,812
3.50%, 11/15/42	49	53,103
3.50%, 11/20/42	1,875	2,031,418

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/20/42	$194	$209,881
3.50%, 03/15/43	717	774,553
3.50%, 05/15/43	57	61,937
3.50%, 06/15/43	168	181,827
3.50%, 04/20/45	733	783,189
3.50%, 11/20/45	29	30,552
3.50%, 12/20/45	195	208,240
3.50%, 03/20/46	1,040	1,104,947
3.50%, 04/20/46	164	173,901
3.50%, 06/20/46	1,651	1,754,266
3.50%, 07/20/46	9,849	10,465,030
3.50%, 11/20/46	28	30,127
3.50%, 12/20/46	370	393,100
3.50%, 01/20/47	145	153,830
3.50%, 02/20/47	369	392,624
3.50%, 03/20/47	793	841,011
3.50%, 04/20/47	223	242,526
3.50%, 08/20/47	957	1,038,915
3.50%, 10/20/47	493	526,330
3.50%, 12/15/47	652	694,209
3.50%, 12/20/47	772	823,953
3.50%, 01/20/48	1,062	1,125,849
3.50%, 02/20/48	4,460	4,728,593
3.50%, 04/20/48	198	215,300
3.50%, 12/20/49	10,792	11,355,418
3.50%, 01/20/50	6,928	7,289,126
3.50%, 04/20/50	31,586	33,233,434
3.50%, 05/20/50	18,967	19,956,332
3.50%, 06/20/50	4,141	4,408,271
3.50%, 08/01/50(a)	26,999	28,398,781
4.00%, 03/20/26	4	4,112
4.00%, 07/20/26	3	3,264
4.00%, 02/15/41	13	14,244
4.00%, 03/15/41	15	16,618
4.00%, 04/15/41	52	57,590
4.00%, 05/15/41	9	9,888
4.00%, 12/15/41	15	16,019
4.00%, 01/15/42	12	13,554
4.00%, 02/15/42	32	35,339
4.00%, 03/15/42	65	71,745
4.00%, 05/15/42	13	14,234
4.00%, 08/15/42	18	19,395
4.00%, 09/20/42	319	350,886
4.00%, 04/15/44	90	97,490
4.00%, 05/15/44	72	77,973
4.00%, 08/20/44	54	59,790
4.00%, 10/20/44	593	650,103
4.00%, 08/15/45	4,785	5,221,719
4.00%, 08/20/45	1,108	1,204,448
4.00%, 09/20/45	1,570	1,706,897
4.00%, 10/20/45	14	14,922
4.00%, 01/20/46	23	24,849
4.00%, 03/20/46	260	282,428
4.00%, 07/20/46	27	28,737
4.00%, 09/20/46	763	824,694
4.00%, 11/20/46	307	331,328
4.00%, 12/15/46	50	54,389
4.00%, 06/20/47	5,529	5,939,113
4.00%, 07/20/47	1,175	1,262,609
4.00%, 08/20/47	21	22,481

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 11/20/47	$340	$365,133
4.00%, 03/20/48	3,658	3,929,665
4.00%, 04/20/48	1,423	1,547,825
4.00%, 05/20/48	6,746	7,302,416
4.00%, 09/20/48	1,462	1,562,389
4.00%, 11/20/48	1,576	1,731,382
4.00%, 09/15/49	780	846,288
4.00%, 01/20/50	2,271	2,416,851
4.00%, 02/20/50	49	51,794
4.00%, 08/01/50(a)	27,475	29,157,844
4.50%, 04/15/24	6	6,360
4.50%, 07/20/24	3	2,947
4.50%, 08/15/39	171	190,414
4.50%, 07/15/40	43	48,093
4.50%, 08/15/40	74	83,286
4.50%, 11/20/45	433	483,661
4.50%, 08/20/46	780	871,913
4.50%, 09/20/46	115	128,143
4.50%, 10/20/46	126	141,581
4.50%, 11/20/46	136	152,722
4.50%, 04/20/47	17	18,067
4.50%, 06/20/47	20	21,561
4.50%, 02/20/48	1,163	1,252,906
4.50%, 06/20/48	88	94,499
4.50%, 07/20/48	548	589,844
4.50%, 08/20/48	454	488,074
4.50%, 10/20/48	445	478,873
4.50%, 12/20/48	2,474	2,661,255
4.50%, 03/20/49	68	72,776
4.50%, 06/20/49	2,465	2,633,020
4.50%, 08/20/49	790	843,626
4.50%, 01/20/50	3,866	4,129,090
4.50%, 08/01/50(a)	14,584	15,574,687
5.00%, 07/15/39	38	42,539
5.00%, 07/20/42	198	224,523
5.00%, 07/20/46	90	102,204
5.00%, 04/20/48	152	166,110
5.00%, 05/20/48	908	989,571
5.00%, 11/20/48	247	268,189
5.00%, 12/20/48	236	256,474
5.00%, 01/20/49	732	794,218

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 04/20/49	$44	$47,354
5.00%, 08/01/50(a)	8,587	9,313,760
5.50%, 10/15/38	24	28,326
5.50%, 07/20/40	332	385,144
5.50%, 08/01/50(a)	905	990,865
6.00%, 09/20/38	33	38,570
6.00%, 08/01/50(a)	200	221,958

		456,604,793

Total U.S. Government Agency Obligations — 112.9% (Cost: $452,346,008)		456,604,793

TBA Sales Commitments — (13.7)%
Government National Mortgage Association
2.50%, 08/20/50	(3,976)	(4,200,892)
3.00%, 08/20/50	(35,975)	(38,042,157)
3.50%, 08/20/50	(6,750)	(7,099,893)
4.00%, 08/20/50	(3,350)	(3,555,188)
4.50%, 08/20/50	(1,600)	(1,708,688)
5.00%, 08/20/50	(825)	(894,612)

Total TBA Sales Commitments — (13.7)% (Cost: $(55,564,835))		(55,501,430)

Short-Term Investments

Money Market Funds — 37.4%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(b)(c)	151,054	151,054,000

Total Short-Term Investments — 37.4% (Cost: $151,054,000)		151,054,000

Total Investments in Securities — 136.6% (Cost: $547,835,173)		552,157,363

Other Assets, Less Liabilities — (36.6)%		(147,933,451)

Net Assets — 100.0%		$404,223,912

(a)	TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$66,232,000	$84,822,000	(a)	$—	$—	$—	$151,054,000	151,054	$457,383	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® GNMA Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$456,604,793	$—	$456,604,793
Money Market Funds	151,054,000	—	—	151,054,000

	151,054,000	456,604,793	—	607,658,793

Liabilities
TBA Sales Commitments	—	(55,501,430)	—	(55,501,430)

	$151,054,000	$401,103,363	$—	$552,157,363

Portfolio Abbreviations — Fixed Income

TBA	To-Be-Announced

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